Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of components of income tax (expense) recovery	Income tax (expense) recovery:

For the years ended December 31	2024	2023
Current tax (expense) recovery:
Current period before undernoted items	$(74,169)	$(64,679)
Adjustments to prior years including resolution for certain outstanding audits	43	14,755
	(74,126)	(49,924)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	52,396	46,982
Adjustments to prior years including resolution for certain outstanding audits	(383)	6,904
Changes in tax rates	34	(5,828)
Impact of foreign exchange and other	(7,762)	377
	44,285	48,435
Total income tax expense	$(29,841)	$(1,489)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates	Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2024	2023
Income before income taxes	$280,086	$285,611
Deduct earnings of associate	(38,335)	(99,466)
	241,751	186,145
Canadian statutory tax rate	24.5%	24.5%
Income tax expense calculated at Canadian statutory tax rate	(59,229)	(45,606)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	14,268	27,260
Utilization of unrecognized loss carryforwards and temporary differences	6,482	7,381
Impact of tax rate changes	34	(5,828)
Impact of foreign exchange	1,650	5,287
Other business taxes	2,791	(13,943)
Impact of items not taxable for tax purposes	4,555	2,373
Adjustments to prior years including resolution for certain outstanding audits	(340)	21,658
Other	(52)	(71)
Total income tax expense	$(29,841)	$(1,489)

Schedule of effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities	The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2024			Dec 31, 2023
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(325,338)	$(162,036)	$(163,302)	$(363,644)	$(189,646)	$(173,998)
Right-of-use assets	(35,757)	(25,816)	(9,941)	(35,883)	(28,299)	(7,584)
Repatriation taxes	(119,281)	(30)	(119,251)	(109,186)	(7)	(109,179)
Other	(26,241)	(11,267)	(14,974)	(31,630)	(9,259)	(22,371)
	(506,617)	(199,149)	(307,468)	(540,343)	(227,212)	(313,131)
Non-capital loss carryforwards	357,670	346,150	11,520	358,774	321,602	37,172
Lease obligations	48,706	35,740	12,966	48,633	37,854	10,779
Share-based compensation	24,567	8,185	16,382	16,391	651	15,740
Other	40,652	13,165	27,487	50,955	19,355	31,600
	471,595	403,240	68,355	474,753	379,462	95,291
Net deferred income tax assets (liabilities)	$(35,022)	$204,091	$(239,113)	$(65,590)	$152,250	$(217,840)

As at December 31, 2024, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2024
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$282,437	$62,136
Losses generated in 2016 (expires 2036)	432,581	95,168
Losses generated in 2017 (expires 2037)	234,941	51,687
	949,959	208,991
No expiry
Losses generated in 2019	255,244	56,154
Losses generated in 2020	121,321	26,691
Losses generated in 2023	23,721	5,219
Losses generated in 2024	6,636	1,460
Total non-capital loss carryforwards	$1,356,881	$298,515
Analysis of the change in deferred income tax assets and liabilities:

		2024			2023
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(65,590)	$152,250	$(217,840)	$(180,643)	$46,353	$(226,996)
Deferred income tax recovery (expense) included in net income	44,285	65,244	(20,959)	48,435	40,159	8,276
Deferred income tax recovery (expense) included in other comprehensive income	(14,096)	(13,403)	(693)	66,636	65,738	898
Other	379	—	379	(17)	—	(17)
Balance, December 31	$(35,022)	$204,091	$(239,113)	$(65,590)	$152,250	$(217,840)